Related party transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (24)	$ (27)
Post-employment benefit plans and OPEBs cost	(3)	(4)
Share-based compensation	(29)	(23)
Key management personnel and board of directors compensation expense	$ (56)	$ (54)